Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Summary of financial assets and liabilities measured at fair value on a recurring basis

The following tables summarize the financial assets and liabilities measured at fair value on a recurring basis in the accompanying balance sheets as of December 31, 2013 and 2012 (in thousands):

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$2,710	$—	$—	$2,710
Money market funds(1)	9,593	—	—	9,593

	$12,303	$—	$—	$12,303

Liabilities
Warrant liability(2)	$—	$—	$1,945	$1,945
Stock Liability(2)			$5,328	$5,328

	$—	$—	$7,273	$7,273

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Cash	$1,134	$—	$—	$1,134
Money market funds(1)	16,020	—	—	16,020
Domestic corporate commercial paper(3)	—	1,499	—	1,499
Marketable Securities:
Domestic corporate commercial paper(3)	—	4,000	—	4,000
Stock asset(2)	—	—	407	407

	$17,154	$5,499	$407	$23,060

Liabilities
Warrant liability(2)	$—	$—	$830	$830
Other liability(2)	—	—	24,387	24,387
Stock liability(2)			245	245

	$—	$—	$25,462	$25,462

(1)
Fair value is based upon quoted market prices.

(2)
Fair value is determined using the probability-weighted expected return model ("PWERM"), as discussed below. Changes in the fair value of the Level 3 assets and liabilities are recorded as other (expense) income in the statement of operations.

(3)
Fair value is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources, including market participants, dealers and brokers.

Schedule of quantitative information about the Company's Level 3 fair value measurements, including significant unobservable inputs

Instrument	Valuation Technique	Unobservable Input	Estimate
Preferred Stock	PWERM	• Time until future exit event (years)	• 0.0 - 0.4
		• Probability of abaloparatide coming to market	• 65% - 75%
		• Discount rate	• 20% - 40%
		• Long-term revenue growth rate(1)	• 2% - 117%
		• Long-term pre-tax operating margin(2)	• 13% - 79%
		• Discount for lack of marketability	• 10% - 36%
	Market Comparable Companies	• Revenue multiple(3)	• 3.2 - 8.0
(1)
Estimated long-term revenue growth rate has the above range and an average of approximately 27% over 16 revenue years.

(2)
Estimated long-term pretax operating margin has the above range after achieving positive pretax operating margin and an average of approximately 68% for 17 years.

(3)
Represents amounts used when the Company has determined that market participants would use such multiples when valuing the Company's preferred stock.

Roll-forward of fair value of assets determined by Level 3 inputs

The following table provides a roll forward of the fair value of the assets, where fair value is determined using Level 3 inputs (in thousands):

Balance at January 1, 2012	$3,379
Expense recognized	(4,080)
Additions	398
Change in fair value	710

Balance at December 31, 2012	$407
Expense recognized	(313)
Additions	86
Change in fair value	(180)

Balance at December 31, 2013	$—

Roll-forward of fair value of liabilities determined by Level 3 inputs

The following table provides a roll forward of the fair value of the liabilities, where fair value is determined using Level 3 inputs (in thousands):

Balance at January 1, 2012	$10,920
Additions	11,763
Change in fair value	2,779

Balance at December 31, 2012	$25,462
Issuance of shares of Series A-6	(23,168)
Additions-accrued shares of Series A-6	12,890
Additions-warrants	1,356
Change in fair value	(9,267)

Balance at December 31, 2013	$7,273